Lease Liabilities - Schedule of Carrying Amount of Right-of-Use Assets Presented Within Property, Plant and Equipment (Details) - Property, Plant and Equipment [Member]	12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 MYR (RM)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 MYR (RM)
Schedule of Carrying Amount of Right-of-Use Assets Presented Within Property, Plant and Equipment [Line Items]
Balance beginning	$ 707,837	RM 2,889,391	$ 782,031	RM 3,192,251
Addition	646,381	2,638,526	211,491	863,305
Written off			(85,207)	(347,814)
Disposal	(66,470)	(271,330)
Transfer	(317,558)	(1,296,271)
Depreciation	(211,162)	(861,965)	(200,478)	(818,351)
Balance ending	$ 759,028	3,098,351	$ 707,837	2,889,391
Leasehold premises [Member]
Schedule of Carrying Amount of Right-of-Use Assets Presented Within Property, Plant and Equipment [Line Items]
Balance beginning		1,080,645		1,034,989
Addition		2,557,158		863,305
Written off				(347,814)
Disposal
Transfer
Depreciation		(539,452)		(469,835)
Balance ending		3,098,351		1,080,645
Plant and machinery [Member]
Schedule of Carrying Amount of Right-of-Use Assets Presented Within Property, Plant and Equipment [Line Items]
Balance beginning		1,808,746		2,157,262
Addition		81,368
Written off
Disposal		(271,330)
Transfer		(1,296,271)
Depreciation		(322,513)		(348,516)
Balance ending				RM 1,808,746